Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Timing Policies and Practices
Our general practice is to not grant equity awards in anticipation of the release of material nonpublic information or time the release of material nonpublic information for the purpose of affecting the value of executive compensation. The Compensation Committee uses its business judgment to determine the amount of an equity award and would consider any material nonpublic information that is known to the Compensation Committee before granting an equity award.
Although we do not have a formal policy with respect to the timing of our equity award grants, for the last several years, the Compensation Committee has granted annual equity awards in February after our Annual Report on Form 10-K has been filed with the SEC and has granted any other equity awards on a predetermined quarterly schedule.
In 2024, we did not grant stock options to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports on Form 10-Q and Form 10-K or the filing or furnishing of a Current Report on Form 8-K that disclosed material nonpublic information.

Award Timing Method
Our general practice is to not grant equity awards in anticipation of the release of material nonpublic information or time the release of material nonpublic information for the purpose of affecting the value of executive compensation. The Compensation Committee uses its business judgment to determine the amount of an equity award and would consider any material nonpublic information that is known to the Compensation Committee before granting an equity award.
Although we do not have a formal policy with respect to the timing of our equity award grants, for the last several years, the Compensation Committee has granted annual equity awards in February after our Annual Report on Form 10-K has been filed with the SEC and has granted any other equity awards on a predetermined quarterly schedule.

Award Timing Predetermined	true